Income taxes - Reconciliation of the statutory income tax rate and effective income tax rate (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax
Income before income taxes	$ 423,970	$ 7,631,961	$ 7,069,238	$ 7,059,868
Current ISR		2,485,134	2,205,939	2,167,380
Deferred ISR		(218,461)	(72,925)	(127,938)
Income tax expense	$ 125,918	2,266,673	2,133,014	2,039,442
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes.		22,915	(12,243)	78,518
Statutory rate		$ 2,289,588	$ 2,120,771	$ 2,117,960
Effective rate (as a percent)	29.70%	29.70%	28.89%	28.89%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes. (as a percent)	0.30%	0.30%	1.11%	1.11%
Statutory rate (as a percent)	30.00%	30.00%	30.00%	30.00%